VictoryShares Pioneer Mortgage-Backed Securities ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares Pioneer Mortgage-Backed Securities ETF | VictoryShares Pioneer Mortgage-Backed Securities ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0